Related Party Transactions (Details)	6 Months Ended
Jun. 30, 2020
Aventech Capital Inc [Member]
Related Party Transaction [Line Items]
Nature of relationship	Company shareholders
Guofu Zhang [Member]
Related Party Transaction [Line Items]
Nature of relationship	Company director
Haiyan Huang [Member]
Related Party Transaction [Line Items]
Nature of relationship	President and CEO of the Company
Feng Zhi [Member]
Related Party Transaction [Line Items]
Nature of relationship	CTO
Yinglu Gao [Member]
Related Party Transaction [Line Items]
Nature of relationship	COO.
Zhenhua Li [Member]
Related Party Transaction [Line Items]
Nature of relationship	Owner of Beijing AnYiWang
AGM Technology Limited [Member]
Related Party Transaction [Line Items]
Nature of relationship	Chief Financial Officer of the Company
Beijing Angaomeng Technology Service Co., Ltd. [Member]
Related Party Transaction [Line Items]
Nature of relationship	Chief Financial Officer of the Company